Acquisitions and Disposals - Summary of Profit on Disposal of Businesses (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Net assets sold:
Reclassification of exchange from other comprehensive income	£ (75)	£ 109
Total profit on disposal	201
2017 disposals [member]
Disclosure of detailed information about business combination [line items]
Consideration receivable net of subsidy payable		342
Net assets sold:
Goodwill		(16)
Intangible assets		(21)
Property, plant and equipment		(18)
Inventory		(11)
Cash and cash equivalents		(6)
Other net assets		(5)
Net assets sold		(77)
Transaction costs		(8)
Reclassification of exchange from other comprehensive income		(100)
Transaction signed but not yet completed - gain on embedded derivative		£ 157
2019 disposals [member]
Disclosure of detailed information about business combination [line items]
Consideration receivable net of subsidy payable	106
Net assets sold:
Goodwill	(4)
Intangible assets	(1)
Property, plant and equipment	(44)
Inventory	(7)
Cash and cash equivalents	(12)
Other net assets	(4)
Net assets sold	(72)
Transaction costs	(27)
Reclassification of exchange from other comprehensive income	75
NonControlling Interest Divested	16
Profit on sale of disposal total	98
Transaction signed but not yet completed - gain on embedded derivative	143
Transaction signed but not yet completed - transaction costs	(40)
Total profit on disposal	£ 201